Share-based payments (Details 1)	12 Months Ended
Dec. 31, 2023 € / shares
Tranche 1 [Member]
IfrsStatementLineItems [Line Items]
Volatility	70.91%
Expected term in years	7 years
Dividend rate	0.00%
Risk-free interest rate	1.58%
Exercise price	€ 10.50
Share price	9.42
Fair value of option on grant date	€ 6.14
Tranche 2 [Member]
IfrsStatementLineItems [Line Items]
Volatility	70.91%
Expected term in years	7 years
Dividend rate	0.00%
Risk-free interest rate	1.58%
Hurdle price	€ 18
Exercise price	10.50
Share price	9.42
Fair value of option on grant date	€ 6.18
Directors [Member]
IfrsStatementLineItems [Line Items]
Volatility	80.38%
Expected term in years	6 years 11 months 1 day
Dividend rate	0.00%
Risk-free interest rate	1.31%
Exercise price	€ 4.26
Share price	4.02
Fair value of option on grant date	€ 2.87